Operating Lease Agreements	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Operating Lease Agreements
14.	Operating Lease Agreements

The Company has leases under noncancellable agreements which expire on various dates through November 30, 2028.

Total rent expense, which is included in “General and administrative expenses” in the unaudited Condensed Consolidated Statements of Operations, was $0.9 million and $1.4 million for the three and six months ended June 30, 2019, respectively, and $1.7 million and $3.4 million for the three and six months ended June 30, 2020, respectively.

The following are the future minimum rental payments required under the operating leases as of June 30, 2020:

2020 (remaining six months)	$2.7
2021	4.8
2022	4.2
2023	2.7
2024	2.3
Thereafter	6.2

Total	$22.9

The Company expects to receive future minimum lease payments for hardware provided under the Company’s SaaS agreements of $11.3 million from July 1, 2020 through June 30, 2021. See Note 3 for more information on the accounting for these operating leases.